UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSgA ACTIVE ETF TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Christopher Madden Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

SPDR SSgA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Multi-Asset Real Return Portfolio. The schedule of investments for the SSgA Multi-Asset Real Return Portfolio follows.

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.7%
COMMODITIES — 14.0%
PowerShares DB Commodity Index Tracking Fund (a)	1,015,248	$23,574,059
PowerShares DB Oil Fund (a)	849	23,033

		23,597,092

INFLATION LINKED — 19.0%
SPDR Barclays TIPS ETF (b)	435,751	24,301,833
SPDR DB International Government Inflation-Protected Bond ETF (b)	130,349	7,655,397

		31,957,230

NATURAL RESOURCES — 47.1%
Market Vectors Gold Miners ETF	36,572	780,812
PowerShares Global Agriculture Portfolio	175,117	5,109,914
SPDR S&P Global Natural Resources ETF (b)	1,202,945	58,595,451
SPDR S&P International Energy Sector ETF (b)	130,986	3,353,241
SPDR S&P Metals & Mining ETF (b)	127,139	4,677,444
The Energy Select Sector SPDR Fund (b)	73,819	6,689,478

		79,206,340

REAL ESTATE — 19.6%
SPDR Dow Jones International Real Estate ETF (b)	361,526	14,970,792
SPDR Dow Jones REIT ETF (b)	226,387	18,065,682

		33,036,474

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $175,141,751)		$167,797,136

SHORT TERM INVESTMENTS — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (b) (c) (Cost $317,125)	317,125	$317,125

TOTAL INVESTMENTS — 99.9% (d)
(Cost $175,458,876)		168,114,261

OTHER ASSETS & LIABILITIES — 0.1%		101,342

NET ASSETS — 100.0%		$168,215,603

(a)	Qualified Publicly Traded Partnerships
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR SSgA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Income Allocation Portfolio. The schedule of investments for the SSgA Income Allocation Portfolio follows.

SSgA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.3%
DOMESTIC EQUITY — 26.8%
SPDR S&P Dividend ETF (a)	221,258	$16,581,075
SPDR Wells Fargo Preferred Stock ETF (a)	125,694	5,468,946
The Financial Select Sector SPDR Fund (a)	94,301	2,184,954
The Health Care Select Sector SPDR Fund (a)	34,223	2,187,192
The Technology Select Sector SPDR Fund (a)	54,684	2,182,438

		28,604,605

DOMESTIC FIXED INCOME — 32.0%
SPDR Barclays Convertible Securities ETF (a)	107,911	5,357,781
SPDR Barclays High Yield Bond ETF (a)	161,470	6,487,865
SPDR Barclays Long Term Corporate Bond ETF (a)	416,926	16,843,810
SPDR Barclays Long Term Treasury ETF (a)	81,278	5,497,644

		34,187,100

INFLATION LINKED — 0.5%
SPDR Barclays TIPS ETF (a)	9,695	540,690

INTERNATIONAL EQUITY — 19.8%
SPDR EURO STOXX 50 ETF (a)	40,003	1,588,119
SPDR S&P Emerging Markets Dividend ETF (a)	163,846	5,995,125
SPDR S&P Global Infrastructure ETF (a)	64,789	3,150,041
SPDR S&P International Dividend ETF (a)	133,221	6,165,468
SPDR STOXX Europe 50 ETF (a)	115,494	4,244,405

		21,143,158

INTERNATIONAL FIXED INCOME — 6.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	142,246	4,211,904
SPDR Barclays International Corporate Bond ETF (a)	60,413	2,141,641

		6,353,545

REAL ESTATE — 14.2%
SPDR Dow Jones International Real Estate ETF (a)	159,569	6,607,752
SPDR Dow Jones REIT ETF (a)	107,269	8,560,066

		15,167,818

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $104,522,464)		$105,996,916

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.09% (a) (b) (Cost $511,423)	511,423	$511,423

TOTAL INVESTMENTS — 99.8% (c)
(Cost $105,033,887)		106,508,339

OTHER ASSETS & LIABILITIES — 0.2%		221,077

NET ASSETS — 100.0%		$106,729,416

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR SSgA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Global Allocation Portfolio. The schedule of investments for the SSgA Global Allocation Portfolio follows.

SSgA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 97.7%
DOMESTIC EQUITY — 35.4%
SPDR S&P 500 ETF Trust (a)	167,220	$32,945,685
SPDR S&P 500 Value ETF (a)	4	391
The Financial Select Sector SPDR Fund (a)	95,831	2,220,404
The Health Care Select Sector SPDR Fund (a)	36,081	2,305,937
The Materials Select Sector SPDR Fund (a)	1,512	74,980
The Technology Select Sector SPDR Fund (a)	57,576	2,297,858

		39,845,255

DOMESTIC FIXED INCOME — 12.1%
SPDR Barclays Aggregate Bond ETF (a)	40,025	2,309,442
SPDR Barclays High Yield Bond ETF (a)	27,482	1,104,227
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	1,086	37,065
SPDR Barclays Long Term Corporate Bond ETF (a)	251,595	10,164,438

		13,615,172

INFLATION LINKED — 1.1%
SPDR Barclays TIPS ETF (a)	21,947	1,223,984
SPDR DB International Government Inflation-Protected Bond ETF (a)	906	53,210

		1,277,194

INTERNATIONAL EQUITY — 31.7%
SPDR EURO STOXX 50 ETF (a)	15,462	613,841
SPDR Russell/Nomura PRIME Japan ETF (a)	63,620	2,883,895
SPDR S&P Emerging Markets ETF (a)	96,840	6,451,481
SPDR S&P Emerging Markets Small Cap ETF (a)	22,586	1,083,676
SPDR S&P International Small Cap ETF (a)	100,914	3,298,879
SPDR S&P World ex-US ETF (a)	747,013	21,192,759
SPDR STOXX Europe 50 ETF (a)	2,488	91,434

		35,615,965

INTERNATIONAL FIXED INCOME — 3.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	37,479	1,109,753
SPDR Barclays International Corporate Bond ETF (a)	31,794	1,127,097
SPDR Barclays International Treasury Bond ETF (a)	19,045	1,092,612

		3,329,462

Security Description	Shares	Value
REAL ESTATE — 14.4%
SPDR Dow Jones International Real Estate ETF (a)	183,782	$7,610,413
SPDR Dow Jones REIT ETF (a)	107,487	8,577,462

		16,187,875

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $107,264,593)		$109,870,923

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUND — 2.1%
State Street Institutional Liquid Reserves Fund 0.09% (a) (b) (Cost $2,358,548)	2,358,548	$2,358,548

TOTAL INVESTMENTS — 99.8% (c)
(Cost $109,623,141)		112,229,471

OTHER ASSETS & LIABILITIES — 0.2%		226,914

NET ASSETS — 100.0%		$112,456,385

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR Blackstone/GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone/GSO Senior Loan Portfolio. The schedule of investments for the Blackstone/GSO Senior Loan Portfolio follows.

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS* — 91.8%
AIRLINES — 1.0%
Delta Air Lines, Inc., Senior Secured Term Loan B1, 3.25%, 10/18/18	$2,959,837	$2,895,830
US Airways Group, Inc., Senior Secured Term Loan B1, 3.50%, 5/23/19	3,254,528	3,182,326

		6,078,156

AUTO COMPONENTS — 2.2%
Affinia Group Intermediate Holdings, Inc., Senior Secured Term Loan B2, 4.75%, 4/27/20	1,628,404	1,623,316
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.75%, 8/23/19	3,946,428	3,910,831
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	5,000,000	4,964,375
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,654,766	2,654,487

		13,153,009

AUTOMOBILES — 0.7%
Chrysler Group LLC, Senior Secured Term Loan B, 3.25%, 12/31/18	4,156,250	4,090,020

BUILDING PRODUCTS — 1.6%
ABC Supply Co., Inc., Senior Secured Term Loan, 3.50%, 4/16/20	3,051,343	2,996,998
Ply Gem Industries, Inc., Senior Secured Term Loan, 4.00%, 2/1/21	802,419	788,879
Quikrete Holdings, Inc., Senior Secured First Lien Term Loan, 4.00%, 9/28/20	5,713,483	5,656,348

		9,442,225

CHEMICALS — 2.9%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 3.75%, 2/1/20	5,432,869	5,334,968
Huntsman International LLC, Senior Secured Incremental Term Loan, 3.75%, 8/12/21	2,398,524	2,377,537
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 3.75%, 5/4/18	6,910,596	6,781,506
Univar, Inc., Senior Secured Term Loan B, 5.00%, 6/30/17	2,969,206	2,942,602

		17,436,613

COMMERCIAL SERVICES & SUPPLIES — 4.3%
Acosta Holdco, Inc., Senior Secured Term Loan, 5.00%, 9/26/21	1,849,711	1,849,711

Security Description	Principal Amount	Value
ADS Waste Holdings, Inc., Senior Secured Term Loan, 3.75%, 10/9/19	$3,944,799	$3,848,152
Aramark Corp.
Senior Secured Term Loan E, 3.25%, 9/7/19	1,940,000	1,909,687
Senior Secured Term Loan F, 3.25%, 2/24/21	1,990,000	1,954,767
Asurion LLC
Senior Secured Term Loan B1, 5.00%, 5/24/19	3,102,168	3,091,512
Senior Secured Second Lien Term Loan, 8.50%, 3/3/21	6,276,596	6,362,899
EnergySolutions LLC, Senior Secured Term Loan, 6.75%, 5/29/20	1,995,000	2,028,666
Lineage Logistics Holdings LLC, Senior Secured Term Loan, 4.50%, 4/7/21	3,061,538	3,027,096
West Corp., Senior Secured Term Loan B10, 3.25%, 6/30/18	1,734,560	1,700,172

		25,772,662

COMMUNICATIONS EQUIPMENT — 1.1%
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.00%, 5/31/19	5,012,767	4,931,310
Penton Media, Inc., Senior Secured First Lien Term Loan, 5.50%, 10/3/19	1,584,000	1,582,020

		6,513,330

CONSTRUCTION & ENGINEERING — 0.6%
AECOM Technology Corp., Senior Secured Term Loan B, LIBOR + 3.00%, 10/30/21	3,333,333	3,330,350

CONTAINERS & PACKAGING — 1.4%
Berry Plastics Holding Corp.
Senior Secured Term Loan D, 3.50%, 2/8/20	2,957,469	2,886,416
Senior Secured Term Loan E, 3.75%, 1/6/21	1,213,952	1,188,841
Multi Packaging Solutions, Inc., Senior Secured Term Loan B, 4.25%, 9/30/20	1,990,000	1,971,344
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.00%, 12/1/18	2,468,781	2,446,871

		8,493,472

DISTRIBUTORS — 0.1%
Exopack Holdings SA, Senior Secured Term Loan B, 5.25%, 5/8/19	744,375	749,027

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 1.7%
Bright Horizons Family Solutions, Inc., Senior Secured Term Loan B, 3.75%, 1/30/20	$3,942,324	$3,902,901
ServiceMaster Co., Senior Secured Term Loan B, 4.25%, 7/1/21	6,146,789	6,063,254

		9,966,155

DIVERSIFIED FINANCIAL SERVICES — 1.4%
AlixPartners LLP, Senior Secured Term Loan B2, 4.00%, 7/10/20	2,463,800	2,430,945
Opal Acquisition, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	1,654,934	1,653,908
TransUnion LLC, Senior Secured Term Loan, 4.00%, 4/9/21	4,555,422	4,491,372

		8,576,225

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Crown Castle Operating Co., Senior Secured Term Loan B2, 3.00%, 1/31/21	2,962,588	2,930,088
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	4,141,243	4,082,748
Telesat Canada, Senior Secured Term Loan B2, 3.50%, 3/28/19	1,970,000	1,939,633
Virgin Media Bristol LLC, Senior Secured Term Loan B, 3.50%, 6/7/20	2,000,000	1,950,680
Zayo Group LLC, Senior Secured Term Loan B, 4.00%, 7/2/19	2,522,526	2,490,843

		13,393,992

ELECTRIC UTILITIES — 0.9%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	1,994,964	1,944,682
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	3,549,132	3,513,090

		5,457,772

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	4,102,290	4,011,117
Pelican Products, Inc., Senior Secured Term Loan, 5.25%, 4/10/20	374,911	375,614
Zebra Technologies Corp., Senior Secured Term Loan B, 4.75%, 9/30/21	4,597,701	4,563,218

		8,949,949

ENERGY EQUIPMENT & SERVICES — 1.5%
Expro Holdings UK 3, Ltd., Senior Secured Term Loan, 5.75%, 9/2/21	5,625,000	5,608,575

Security Description	Principal Amount	Value
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/6/20	$3,702,240	$3,698,389

		9,306,964

FOOD & STAPLES RETAILING — 2.9%
Albertson’s LLC
Senior Secured Term Loan B4, 4.50%, 8/25/21	2,727,273	2,718,464
Senior Secured Term Loan B2, 4.75%, 3/21/19	3,975,070	3,962,668
Sprouts Farmers Markets Holdings LLC, Senior Secured Term Loan, 4.00%, 4/23/20	1,306,250	1,301,077
Supervalu, Inc., Senior Secured Term Loan B, 4.50%, 3/21/19	2,943,978	2,895,122
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/31/19	6,629,604	6,603,716

		17,481,047

FOOD PRODUCTS — 2.0%
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,296,684	2,278,885
H.J. Heinz Co., Senior Secured Term Loan B2, 3.50%, 6/5/20	3,950,000	3,907,043
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20	3,980,000	4,084,475
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.25%, 4/29/20	1,733,936	1,701,425

		11,971,828

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Accellent, Inc., Senior Secured First Lien Term Loan, 4.50%, 3/12/21	2,432,927	2,394,000
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18	3,448,606	3,431,363
Kinetic Concepts, Inc., Senior Secured Term Loan E1, 4.00%, 5/4/18	5,510,245	5,446,547
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.00%, 6/7/19	4,311,889	4,312,277
Ortho-Clinical Diagnostics, Inc., Senior Secured Term Loan B, 4.75%, 6/30/21	6,853,053	6,782,364

		22,366,551

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Air Medical Group Holdings, Inc., Senior Unsecured Term Loan, 5.00%, 6/30/18	3,053,195	3,064,645
CHG Buyer Corp., Senior Secured Term Loan, 4.25%, 11/19/19	3,840,918	3,825,324
Community Health Systems, Inc., Senior Secured Term Loan D, 4.25%, 1/27/21	4,010,101	4,003,304

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
FHC Health Systems, Inc., Senior Secured Term Loan, 5.00%, 9/30/21	$2,500,000	$2,475,000
MPH Acquisition Holdings LLC, Senior Secured Term Loan, 4.00%, 3/31/21	7,825,017	7,655,488
National Mentor Holdings, Inc., Senior Secured Term Loan B, 4.75%, 1/31/21	721,762	716,799
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19	2,845,914	2,796,110

		24,536,670

HEALTH CARE TECHNOLOGY — 0.7%
IMS Health, Inc., Senior Secured Term Loan, 3.50%, 3/17/21	4,473,883	4,389,998

HOTELS, RESTAURANTS & LEISURE — 10.2%
Burger King 1011778 B.C. Unlimited Liability Co., Senior Secured Term Loan B, LIBOR + 3.75%, 9/24/21	7,905,882	7,863,032
Caesars Entertainment Operating Co., Inc.
Senior Secured Extended Term Loan B5, 5.95%, 3/1/17	2,392,225	2,183,743
Senior Secured Extended Term Loan B6, 6.95%, 3/1/17	6,508,462	5,951,566
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/12/20	8,609,360	8,264,986
CEC Entertainment, Inc., Senior Secured Term Loan, 4.25%, 2/14/21	3,406,793	3,313,107
Alpha Topco (Delta 2 (LUX) S.A.R.L.)
Senior Secured Second Lien Term Loan, 7.75%, 7/31/22	1,944,444	1,940,799
Senior Secured Term Loan B3, 7.75%, 7/30/21	6,518,093	6,448,839
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	4,416,667	4,354,082
Las Vegas Sands LLC, Senior Secured Term Loan B, 3.25%, 12/19/20	4,250,027	4,228,373
PGA Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 4/20/18	4,202,095	4,186,337
Scientific Games International, Inc., Senior Secured Incremental Term Loan B2, LIBOR + 5.00%, 9/17/21	12,941,176	12,709,747

		61,444,611

HOUSEHOLD DURABLES — 0.6%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	3,900,525	3,839,599

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.9%
Atlantic Power LP, Senior Secured Term Loan B, 4.75%, 2/24/21	810,796	805,226

Security Description	Principal Amount	Value
Calpine Corp.
Senior Secured Term Loan B1, 4.00%, 4/1/18	$2,462,994	$2,447,735
Senior Secured Term Loan B3, 4.00%, 10/9/19	2,369,773	2,350,685

		5,603,646

INSURANCE — 1.6%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 4.25%, 12/20/19	2,922,648	2,893,422
National Financial Partners Corp., Senior Secured Term Loan B, 4.50%, 7/1/20	3,377,047	3,353,121
Sedgwick, Inc., Senior Secured First Lien Term Loan, 3.75%, 3/1/21	3,640,244	3,532,565

		9,779,108

INTERNET SOFTWARE & SERVICES — 2.8%
Go Daddy Operating Co. LLC, Senior Secured Term Loan B, 4.75%, 5/13/21	3,374,875	3,332,706
Inmar, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/27/21	3,173,864	3,126,256
Leonardo Acquisition Corp., Senior Secured Term Loan, 4.25%, 1/31/21	3,138,077	3,098,851
Sabre, Inc., Senior Secured Term Loan B, 4.00%, 2/19/19	5,429,686	5,370,882
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19	1,932,287	1,937,117

		16,865,812

IT SERVICES — 2.7%
First Data Corp.
Senior Secured Extended Term Loan, 3.65%, 3/23/18	9,487,969	9,318,988
Senior Secured Term Loan, 3.65%, 9/24/18	1,960,401	1,922,624
Information Resources, Inc., Senior Secured Term Loan B, 4.75%, 9/30/20	3,043,977	3,050,324
SunGard Data Systems, Inc., Senior Secured Term Loan E, 4.00%, 3/8/20	1,745,566	1,728,547

		16,020,483

LIFE SCIENCES TOOLS & SERVICES — 1.6%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.00%, 12/5/18	2,956,125	2,931,485
Quintiles Transnational Corp., Senior Secured Term Loan B3, 3.75%, 6/8/18	6,982,506	6,891,734

		9,823,219

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY — 2.8%
Doosan Infracore International, Inc., Senior Secured Term Loan B, 4.50%, 5/28/21	$2,801,966	$2,801,966
Gardner Denver, Inc., Senior Secured Term Loan, 4.25%, 7/30/20	2,977,444	2,923,716
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	6,050,000	5,950,417
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	5,374,286	5,296,547

		16,972,646

MARINE — 0.8%
Drillships Ocean Ventures, Inc., Senior Secured Term Loan B, 5.50%, 7/25/21	5,037,313	4,898,787

MEDIA — 5.2%
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,031,213	3,000,264
Charter Communications Operating LLC, Senior Secured Term Loan G, LIBOR + 3.50%, 9/12/21	5,309,466	5,303,121
Clear Channel Communications, Inc., Senior Secured Term Loan D, 6.90%, 1/30/19	5,000,000	4,791,075
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/23/20	6,070,775	5,977,164
Interactive Data Corp., Senior Secured Term Loan, 4.75%, 5/2/21	7,521,007	7,498,669
Univision Communications, Inc.
Senior Secured Term Loan C4, 4.00%, 3/1/20	2,965,069	2,914,114
Senior Secured Term Loan C3, 4.00%, 3/2/20	1,996,622	1,961,142

		31,445,549

METALS & MINING — 1.2%
Fairmount Minerals, Ltd., Senior Secured Term Loan B2, 4.50%, 9/5/19	2,970,000	2,970,921
FMG Resources August 2006 Pty, Ltd., Senior Secured Term Loan B, 3.75%, 6/30/19	4,119,597	4,039,141

		7,010,062

MULTI-UTILITIES — 0.5%
Power Team Services LLC
Senior Secured First Lien Term Loan, 4.25%, 5/6/20	2,772,212	2,723,698
Senior Secured Delayed Draw Term Loan, 4.25%, 5/6/20	147,458	144,878

		2,868,576

MULTILINE RETAIL — 1.7%
Hudsons Bay Co., Senior Secured First Lien Term Loan, 4.75%, 11/4/20	3,700,000	3,703,460

Security Description	Principal Amount	Value
The Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	$6,921,819	$6,813,665

		10,517,125

OIL, GAS & CONSUMABLE FUELS — 2.6%
Arch Coal, Inc., Senior Secured Term Loan B, 6.25%, 5/16/18	6,982,184	6,410,517
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20	3,000,000	3,003,750
Fieldwood Energy LLC, Senior Secured Second Lien Term Loan, 8.38%, 9/30/20	6,389,590	6,423,136

		15,837,403

PERSONAL PRODUCTS — 1.0%
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 10/8/19	5,978,728	5,892,814

PHARMACEUTICALS — 1.8%
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,957,362	2,928,720
Par Pharmaceutical Cos., Inc., Senior Secured Term Loan B2, 4.00%, 9/30/19	1,400,171	1,374,422
PRA Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/23/20	3,381,174	3,358,401
Valeant Pharmaceuticals International, Inc., Senior Secured Term Loan B, 3.75%, 8/5/20	3,454,684	3,419,273

		11,080,816

PROFESSIONAL SERVICES — 0.4%
Advantage Sales & Marketing, Inc.
Senior Secured First Lien Term Loan, 4.25%, 7/23/21	2,363,950	2,326,600
Senior Secured Delayed Draw Term Loan, 3.25%, 7/23/21	78,798	77,553

		2,404,153

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Realogy Corp., Senior Secured Term Loan B, 3.75%, 3/5/20	1,970,113	1,938,098

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Avago Technologies, Ltd., Senior Secured Term Loan B, 3.75%, 5/6/21	6,429,199	6,380,209
Freescale Semiconductor, Inc.
Senior Secured Term Loan B4, 4.25%, 2/28/20	2,965,056	2,925,680
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,475,000	2,470,174

		11,776,063

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 4.2%
Applied Systems, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/25/21	$1,654,167	$1,638,833
Aspect Software, Inc., Senior Secured Term Loan B, LIBOR + 5.50%, 5/6/16	1,000,000	1,000,940
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	8,686,560	8,556,262
Epicor Software Corp. (Eagle Parent, Inc.), Senior Secured Term Loan, 4.00%, 5/16/18	1,943,812	1,923,888
Infor (US), Inc.
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,698,901	2,642,400
Senior Secured Term Loan B3, 3.75%, 6/3/20	1,695,145	1,659,919
Magic Newco LLC, Senior Secured First Lien Term Loan, 5.00%, 12/12/18	724,233	725,479
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,846,217	2,824,287
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	4,369,096	4,345,437

		25,317,445

SPECIALTY RETAIL — 4.4%
Burlington Coat Factory Warehouse Corp., Senior Secured Term Loan B3, 4.25%, 7/17/21	3,816,460	3,782,264
J Crew Group, Inc., Senior Secured Term Loan B, 4.00%, 3/5/21	4,869,443	4,639,021
Michaels Stores, Inc., Senior Secured Term Loan B, 3.75%, 1/28/20	1,975,000	1,940,023
Party City Holdings, Inc., Senior Secured Term Loan, 4.00%, 7/27/19	5,927,588	5,837,637
Pilot Travel Centers LLC, Senior Secured Term Loan B, 3.75%, 3/30/18	3,454,894	3,437,620
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,270,526	3,246,013
The Men’s Wearhouse, Inc., Senior Secured Term Loan B, 4.50%, 6/18/21	3,902,439	3,886,166

		26,768,744

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
BWAY Holding Co., Inc., Senior Secured Term Loan B, 5.50%, 8/14/20	2,137,500	2,138,847
Dell, Inc., Senior Secured Term Loan B, 4.50%, 4/29/20	12,000,227	11,934,046

		14,072,893

Security Description	Principal Amount	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Avaya, Inc., Senior Secured Term Loan B6, 6.50%, 3/30/18	$5,947,476	$5,911,553
Syniverse Holdings, Inc.
Senior Secured Term Loan, 4.00%, 4/23/19	1,967,079	1,935,734
Senior Secured Term Loan B, 4.00%, 4/23/19	2,908,564	2,863,729

		10,711,016

TOTAL SENIOR FLOATING RATE LOANS
(Cost $560,600,153)		$554,344,683

CORPORATE BONDS & NOTES — 7.8%
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Corp., 5.75%, 3/15/20	$1,000,000	$1,025,000

COMMUNICATIONS EQUIPMENT — 0.3%
Alcatel-Lucent USA, Inc., 4.63%, 7/1/17 (a)	2,000,000	2,022,500

CONTAINERS & PACKAGING — 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (a)	700,000	689,500

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
9.00%, 4/15/19	2,000,000	2,082,500
7.13%, 4/15/19	2,000,000	2,072,500

		4,155,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Numericable Group SA, 6.00%, 5/15/22 (a)	2,250,000	2,266,875

HEALTH CARE PROVIDERS & SERVICES — 0.6%
HCA, Inc., 3.75%, 3/15/19	3,500,000	3,421,250

HOTELS, RESTAURANTS & LEISURE — 0.9%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20 (a)	5,465,000	5,383,025

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp., 3.23%, 6/1/19	5,000,000	4,925,000

LEISURE PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21	2,000,000	1,970,000

MEDIA — 2.2%
iHeartCommunications, Inc., 9.00%, 12/15/19	12,000,000	12,090,000
Univision Communications, Inc., 6.88%, 5/15/19 (a)	1,000,000	1,042,500

		13,132,500

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 0.2%
California Resources Corp., 5.00%, 1/15/20 (a)	$1,250,000	$1,268,750

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Avaya, Inc.
7.00%, 4/1/19 (a)	3,000,000	2,910,000
9.00%, 4/1/19 (a)	4,000,000	4,030,000

		6,940,000

TOTAL CORPORATE BONDS & NOTES
(Cost $48,255,165)		$47,199,400

SHORT TERM INVESTMENTS — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Institutional Liquid Reserves Fund 0.09% (b) (c) (d) (Cost $36,720,079)	$36,720,079	$36,720,079

TOTAL INVESTMENTS — 105.7% (e)
(Cost $645,575,397)		638,264,162

OTHER ASSETS & LIABILITIES — (5.7)%		(34,392,343)

NET ASSETS — 100.0%		$603,871,819

*	The interest rate shown represents the rate at period end.
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.3% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR SSgA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Ultra Short Term Bond Portfolio. The schedule of investments for the SSgA Ultra Short Term Bond Portfolio follows.

SSgA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
ASSET BACKED SECURITIES — 24.7%
AUTOMOBILES — 18.1%
BMW Vehicle Lease Trust, 0.54%, 9/21/15	$245,412	$245,533
Chrysler Capital Auto Receivables Trust, 0.61%, 11/15/16 (a)	166,271	166,328
Ford Credit Auto Lease Trust, 0.76%, 9/15/16	250,000	250,204
Ford Credit Auto Owner Trust, 0.48%, 11/15/16	211,375	211,364
Ford Credit Floorplan Master Owner Trust A, 0.55%, 2/15/19 (b)	200,000	200,263
GE Dealer Floorplan Master Note Trust
0.64%, 6/20/17 (b)	350,000	350,319
0.53%, 7/20/19 (b)	250,000	250,102
Honda Auto Receivables Owner Trust, 0.70%, 2/16/16	156,327	156,423
John Deere Owner Trust, 0.54%, 7/17/17	400,000	399,970
Santander Drive Auto Receivables Trust
0.55%, 9/15/16	45,158	45,164
0.82%, 2/15/18	580,000	580,589
1.02%, 1/16/18 (a)	200,000	200,431
0.80%, 10/17/16 (a)	33,220	33,235
Toyota Auto Receivables Owner Trust, 0.75%, 2/16/16	118,004	118,104
Volkswagen Auto Lease Trust, 0.87%, 7/20/15	60,653	60,669

		3,268,698

CREDIT CARD RECEIVABLES — 4.7%
BA Credit Card Trust, 0.44%, 1/15/20 (b)	300,000	300,041
Barclays Dryrock Issuance Trust
0.51%, 12/16/19 (b)	200,000	200,192
0.49%, 3/16/20 (b)	100,000	100,053
Citibank Credit Card Issuance Trust, 0.58%, 9/10/20 (b)	250,000	250,966

		851,252

STUDENT LOAN ABS — 1.9%
SLM Student Loan Trust, 0.40%, 7/25/19 (b)	333,269	333,284

TOTAL ASSET BACKED SECURITIES
(Cost $4,453,496)		$4,453,234

CORPORATE BONDS & NOTES — 69.5%
AEROSPACE & DEFENSE — 0.6%
The Boeing Co., 3.50%, 2/15/15	$110,000	$111,288

AUTOMOBILES — 7.2%
American Honda Finance Corp., 0.36%, 9/2/16 (b)	200,000	200,015
Daimler Finance North America LLC
1.25%, 1/11/16 (a)	350,000	352,369

Security Description	Principal Amount	Value
0.92%, 8/1/16 (a) (b)	$160,000	$161,490
Volkswagen International Finance NV
1.15%, 11/20/15 (a)	250,000	251,522
1.63%, 3/22/15 (a)	325,000	326,871

		1,292,267

BANKS — 21.4%
American Express Centurion Bank, 0.68%, 11/13/15 (b)	160,000	160,652
Bank of America NA
0.70%, 2/14/17 (b)	250,000	250,470
0.65%, 5/8/17 (b)	400,000	400,097
Bank of Montreal, 0.75%, 7/15/16 (b)	175,000	175,996
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 0.71%, 3/18/16 (b)	325,000	326,665
Lloyds Bank PLC, 4.38%, 1/12/15 (a)	110,000	111,194
National Australia Bank Ltd., 0.51%, 6/30/17 (a) (b)	250,000	250,204
Nederlandse Waterschapsbank NV, 0.43%, 10/18/16 (a) (b)	200,000	200,611
Royal Bank of Canada, 0.60%, 3/8/16 (b)	250,000	250,751
Standard Chartered PLC, 5.50%, 11/18/14 (a)	300,000	301,920
Svenska Handelsbanken AB, 0.68%, 3/21/16 (b)	250,000	251,048
The Toronto-Dominion Bank, 0.48%, 5/2/17 (b)	330,000	329,829
US Bancorp, 0.72%, 11/15/18 (b)	150,000	151,161
US Bank NA, 4.80%, 4/15/15	100,000	102,296
Wells Fargo & Co.
1.50%, 7/1/15	120,000	120,977
0.53%, 6/2/17 (b)	150,000	150,038
Westpac Banking Corp., 0.66%, 11/25/16 (b)	320,000	321,431

		3,855,340

BEVERAGES — 7.9%
Anheuser-Busch InBev Worldwide, Inc.
3.63%, 4/15/15	250,000	254,315
5.38%, 11/15/14	150,000	150,674
Diageo Finance BV, 5.30%, 10/28/15	735,000	772,191
PepsiCo, Inc., 0.70%, 8/13/15	240,000	240,808

		1,417,988

CHEMICALS — 3.0%
EI du Pont de Nemours & Co., 4.75%, 3/15/15	340,000	346,581
Praxair, Inc., 3.25%, 9/15/15	200,000	205,258

		551,839

SSgA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc., 0.51%, 3/3/17 (b)	$350,000	$351,175

CONSUMER FINANCE — 1.2%
Caterpillar Financial Services Corp., 0.47%, 2/26/16 (b)	225,000	225,615

DIVERSIFIED FINANCIAL SERVICES — 17.8%
American Express Credit Corp., 0.53%, 9/22/17 (b)	250,000	249,850
American Honda Finance Corp., 0.61%, 5/26/16 (a) (b)	320,000	321,516
Boeing Capital Corp., 3.25%, 10/27/14	350,000	350,680
BP Capital Markets PLC
1.70%, 12/5/14	200,000	200,484
0.57%, 11/6/15 (b)	150,000	150,360
General Electric Capital Corp.
0.43%, 5/11/16 (b)	300,000	300,375
0.61%, 7/10/15 (b)	70,000	70,189
1.10%, 5/9/16 (b)	150,000	151,775
JPMorgan Chase & Co.
0.68%, 4/23/15 (b)	325,000	325,278
3.70%, 1/20/15	140,000	141,382
PACCAR Financial Corp., 0.50%, 2/8/16 (b)	300,000	300,822
Toyota Motor Credit Corp.
0.33%, 9/23/16 (b)	250,000	249,654
0.43%, 5/16/17 (b)	400,000	400,723

		3,213,088

HEALTH CARE PROVIDERS & SERVICES — 0.8%
UnitedHealth Group, Inc., 4.88%, 3/15/15	140,000	142,831

INTERNET SOFTWARE & SERVICES — 0.9%
eBay, Inc., 0.72%, 8/1/19 (b)	160,000	159,999

MEDIA — 2.5%
NBCUniversal Enterprise, Inc.
0.77%, 4/15/16 (a) (b)	300,000	300,660
0.92%, 4/15/18 (a) (b)	150,000	151,508

		452,168

METALS & MINING — 2.8%
Rio Tinto Finance USA PLC
1.13%, 3/20/15	200,000	200,715
1.07%, 6/17/16 (b)	300,000	302,822

		503,537

PHARMACEUTICALS — 0.8%
Merck & Co., Inc., 0.59%, 5/18/18 (b)	150,000	150,816

ROAD & RAIL — 0.7%
Canadian National Railway Co., 0.44%, 11/6/15 (b)	119,000	119,130

TOTAL CORPORATE BONDS & NOTES
(Cost $12,537,509)		$12,547,081

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
REGIONAL (STATE/PROVINCE) — 1.9%
Province of Ontario Canada, 0.39%, 4/1/15 (b)	$350,000	$350,241

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $350,306)		$350,241

U.S. TREASURY OBLIGATIONS — 3.1%
Treasury Notes 0.38%, 1/31/16	$550,000	$550,795

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $550,926)		$550,795

SHORT TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Institutional Liquid Reserves Fund 0.09% (c) (d) (e) (Cost $124,894)	$124,894	$124,894

TOTAL INVESTMENTS — 99.9% (f)
(Cost $18,017,131)		18,026,245

OTHER ASSETS & LIABILITIES — 0.1%		17,493

NET ASSETS — 100.0%		$18,043,738

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 17.4% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at September 30, 2014. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSgA MFS Systematic Core Equity Portfolio follows.

SSgA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 3.8%
Lockheed Martin Corp.	302	$55,200
Raytheon Co.	476	48,371

		103,571

BANKS — 7.5%
Citigroup, Inc.	297	15,390
JPMorgan Chase & Co.	1,945	117,167
Wells Fargo & Co.	1,410	73,137

		205,694

BIOTECHNOLOGY — 1.7%
Amgen, Inc.	339	47,616

CHEMICALS — 1.8%
LyondellBasell Industries NV (Class A)	448	48,680

CONSUMER FINANCE — 1.5%
Discover Financial Services	636	40,952

CONTAINERS & PACKAGING — 1.3%
Packaging Corp. of America	571	36,441

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
Verizon Communications, Inc.	2,227	111,328

ELECTRIC UTILITIES — 1.6%
Edison International	524	29,302
OGE Energy Corp.	368	13,657

		42,959

FOOD & STAPLES RETAILING — 3.3%
The Kroger Co.	1,740	90,480

FOOD PRODUCTS — 0.7%
Mondelez International, Inc. (Class A)	563	19,291

HEALTH CARE PROVIDERS & SERVICES — 11.3%
Aetna, Inc.	502	40,662
Cardinal Health, Inc.	1,057	79,190
McKesson Corp.	475	92,468
WellPoint, Inc.	817	97,730

		310,050

HOTELS, RESTAURANTS & LEISURE — 5.0%
MGM Resorts International (a)	1,837	41,847
Royal Caribbean Cruises, Ltd.	1,439	96,830

		138,677

HOUSEHOLD DURABLES — 2.6%
PulteGroup, Inc.	4,011	70,834

HOUSEHOLD PRODUCTS — 1.5%
The Procter & Gamble Co.	480	40,195

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.5%
AES Corp.	4,870	$69,057

INSURANCE — 7.7%
Everest Re Group, Ltd.	313	50,709
Prudential Financial, Inc.	966	84,950
Validus Holdings, Ltd.	1,935	75,736

		211,395

INTERNET & CATALOG RETAIL — 0.8%
Expedia, Inc.	250	21,905

INTERNET SOFTWARE & SERVICES — 6.9%
Facebook, Inc. (Class A) (a)	1,532	121,089
Google, Inc. (Class A) (a)	89	52,369
Google, Inc. (Class C) (a)	29	16,743

		190,201

MEDIA — 2.2%
Comcast Corp. (Class A)	496	26,675
Time Warner Cable, Inc.	244	35,011

		61,686

OIL, GAS & CONSUMABLE FUELS — 8.2%
Chevron Corp.	290	34,603
Exxon Mobil Corp.	1,207	113,518
Valero Energy Corp.	1,683	77,872

		225,993

PHARMACEUTICALS — 3.6%
Johnson & Johnson	922	98,276

SOFTWARE — 6.4%
Electronic Arts, Inc. (a)	2,369	84,360
Oracle Corp.	2,366	90,571

		174,931

SPECIALTY RETAIL — 0.9%
Advance Auto Parts, Inc.	193	25,148

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.4%
Apple, Inc.	1,307	131,680
Hewlett-Packard Co.	2,795	99,139

		230,819

TOBACCO — 3.8%
Altria Group, Inc.	632	29,034
Philip Morris International, Inc.	912	76,061

		105,095

TOTAL COMMON STOCKS
(Cost $2,531,221)		$2,721,274

SSgA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.09% (b) (c) (Cost $25,926)	25,926	$25,926

TOTAL INVESTMENTS — 99.9% (d)
(Cost $2,557,147)		2,747,200

OTHER ASSETS & LIABILITIES — 0.1%		3,029

NET ASSETS — 100.0%		$2,750,229

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSgA MFS Systematic Growth Equity Portfolio follows.

SSgA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 4.7%
Huntington Ingalls Industries, Inc.	375	$39,079
Lockheed Martin Corp.	337	61,597
The Boeing Co.	232	29,552

		130,228

AIRLINES — 0.5%
Copa Holdings SA	134	14,377

AUTO COMPONENTS — 0.7%
Lear Corp.	228	19,702

BEVERAGES — 2.4%
The Coca-cola Co.	1,549	66,080

BIOTECHNOLOGY — 2.1%
Amgen, Inc.	344	48,318
Biogen Idec, Inc. (a)	31	10,255

		58,573

CHEMICALS — 3.5%
LyondellBasell Industries NV (Class A)	889	96,599

COMMUNICATIONS EQUIPMENT — 1.4%
Juniper Networks, Inc.	1,028	22,770
QUALCOMM, Inc.	214	16,001

		38,771

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Verizon Communications, Inc.	1,792	89,582

FOOD & STAPLES RETAILING — 5.1%
CVS Health Corp.	594	47,276
The Kroger Co.	1,840	95,680

		142,956

FOOD PRODUCTS — 0.9%
Ingredion, Inc.	330	25,011

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Edwards Lifesciences Corp. (a)	485	49,543

HEALTH CARE PROVIDERS & SERVICES — 8.7%
Cardinal Health, Inc.	597	44,727
HCA Holdings, Inc. (a)	1,401	98,799
McKesson Corp.	500	97,335

		240,861

HOTELS, RESTAURANTS & LEISURE — 4.1%
Carnival Corp.	380	15,264
Royal Caribbean Cruises, Ltd.	1,465	98,580

		113,844

HOUSEHOLD DURABLES — 2.5%
PulteGroup, Inc.	4,010	70,817

Security Description	Shares	Value
INSURANCE — 2.6%
Validus Holdings, Ltd.	1,818	$71,157

INTERNET & CATALOG RETAIL — 2.4%
Expedia, Inc.	89	7,798
The Priceline Group, Inc. (a)	50	57,929

		65,727

INTERNET SOFTWARE & SERVICES — 9.3%
Facebook, Inc. (Class A) (a)	1,728	136,581
Google, Inc. (Class A) (a)	64	37,658
VeriSign, Inc. (a)	1,521	83,838

		258,077

IT SERVICES — 3.5%
Cognizant Technology Solutions Corp. (a)	1,173	52,515
FleetCor Technologies, Inc. (a)	311	44,200

		96,715

MACHINERY — 2.5%
Caterpillar, Inc.	701	69,420

MEDIA — 6.2%
Comcast Corp. (Class A)	1,995	107,291
Time Warner Cable, Inc.	464	66,579

		173,870

MULTILINE RETAIL — 1.2%
Macy’s, Inc.	568	33,046

OIL, GAS & CONSUMABLE FUELS — 3.9%
EOG Resources, Inc.	172	17,031
Marathon Petroleum Corp.	885	74,933
Valero Energy Corp.	381	17,629

		109,593

PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	737	37,719
Johnson & Johnson	425	45,301

		83,020

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Simon Property Group, Inc.	221	36,337

ROAD & RAIL — 0.6%
Union Pacific Corp.	156	16,914

SOFTWARE — 9.6%
Electronic Arts, Inc. (a)	2,324	82,758
Microsoft Corp.	1,481	68,659
Oracle Corp.	3,044	116,524

		267,941

SPECIALTY RETAIL — 1.1%
The Home Depot, Inc.	330	30,274

SSgA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	421	$42,416

TEXTILES, APPAREL & LUXURY GOODS — 3.8%
Hanesbrands, Inc.	427	45,877
Michael Kors Holdings, Ltd. (a)	834	59,539

		105,416

TOBACCO — 5.0%
Altria Group, Inc.	906	41,622
Philip Morris International, Inc.	1,161	96,827

		138,449

TOTAL COMMON STOCKS
(Cost $2,550,890)		$2,755,316

MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.09% (b) (c) (Cost $22,407)	22,407	$22,407

TOTAL INVESTMENTS — 99.9% (d)
(Cost $2,573,297)		2,777,723

OTHER ASSETS & LIABILITIES — 0.1%		3,430

NET ASSETS — 100.0%		$2,781,153

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSgA MFS Systematic Value Equity Portfolio follows.

SSgA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 3.2%
Northrop Grumman Corp.	657	$86,566

AUTO COMPONENTS — 0.7%
Gentex Corp.	659	17,642

BANKS — 13.2%
Citigroup, Inc.	1,137	58,919
JPMorgan Chase & Co.	2,238	134,817
The Pnc Financial Services Group, Inc.	384	32,863
Wells Fargo & Co.	2,419	125,474

		352,073

BEVERAGES — 1.2%
Molson Coors Brewing Co. (Class B)	444	33,051

CAPITAL MARKETS — 0.8%
The Goldman Sachs Group, Inc.	123	22,579

CHEMICALS — 4.2%
CF Industries Holdings, Inc.	168	46,909
LyondellBasell Industries NV (Class A)	600	65,196

		112,105

CONSUMER FINANCE — 1.7%
Discover Financial Services	684	44,043

DIVERSIFIED CONSUMER SERVICES — 1.4%
DeVry Education Group, Inc.	883	37,801

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	534	26,695

ELECTRIC UTILITIES — 1.9%
Edison International	928	51,894

FOOD & STAPLES RETAILING — 1.8%
The Kroger Co.	904	47,008

FOOD PRODUCTS — 1.7%
Mondelez International, Inc. (Class A)	1,302	44,613

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Abbott Laboratories	440	18,300

HEALTH CARE PROVIDERS & SERVICES — 9.4%
Aetna, Inc.	740	59,940
Cardinal Health, Inc.	403	30,193
McKesson Corp.	359	69,886
WellPoint, Inc.	771	92,227

		252,246

HOTELS, RESTAURANTS & LEISURE — 3.8%
MGM Resorts International (a)	1,118	25,468
Royal Caribbean Cruises, Ltd.	1,119	75,298

		100,766

Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.7%
PulteGroup, Inc.	2,611	$46,110

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.9%
AES Corp.	5,535	78,486

INSURANCE — 10.5%
Everest Re Group, Ltd.	517	83,759
MetLife, Inc.	850	45,662
Prudential Financial, Inc.	1,003	88,204
The Travelers Cos, Inc.	239	22,452
Validus Holdings, Ltd.	1,010	39,531

		279,608

INTERNET SOFTWARE & SERVICES — 1.4%
VeriSign, Inc. (a)	677	37,316

MACHINERY — 1.2%
Caterpillar, Inc.	314	31,095

MEDIA — 1.0%
Comcast Corp. (Class A)	283	15,220
Time Warner Cable, Inc.	75	10,762

		25,982

MULTILINE RETAIL — 2.5%
Macy’s, Inc.	1,166	67,838

OIL, GAS & CONSUMABLE FUELS — 11.8%
Chesapeake Energy Corp.	994	22,852
Chevron Corp.	417	49,756
Exxon Mobil Corp.	1,509	141,922
Marathon Petroleum Corp.	529	44,790
Valero Energy Corp.	1,224	56,635

		315,955

PHARMACEUTICALS — 6.2%
Johnson & Johnson	601	64,060
Merck & Co., Inc.	938	55,605
Pfizer, Inc.	1,537	45,449

		165,114

REAL ESTATE INVESTMENT TRUSTS — 1.7%
AvalonBay Communities, Inc.	190	26,784
Host Hotels & Resorts, Inc.	873	18,621

		45,405

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Broadcom Corp. (Class A)	2,100	84,882

SOFTWARE — 4.4%
Electronic Arts, Inc. (a)	2,171	77,309
PTC, Inc. (a)	1,123	41,439

		118,748

SSgA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Hewlett-Packard Co.	2,948	$104,566

TOTAL COMMON STOCKS
(Cost $2,539,138)		$2,648,487

SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.09% (b) (c) (Cost $22,799)	22,799	$22,799

TOTAL INVESTMENTS — 99.9% (d)
(Cost $2,561,937)		2,671,286

OTHER ASSETS & LIABILITIES — 0.1%		2,133

NET ASSETS — 100.0%		$2,673,419

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR SSgA Risk Aware ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSgA Risk Aware Portfolio follows.

SSgA RISK AWARE PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 0.2%
American Science & Engineering, Inc.	120	$6,646

AIR FREIGHT & LOGISTICS — 0.0%
Air Transport Services Group, Inc. (a)	148	1,077

AUTO COMPONENTS — 7.1%
American Axle & Manufacturing Holdings, Inc.	398	6,674
Cooper Tire & Rubber Co.	684	19,631
Dana Holding Corp.	2,422	46,430
Modine Manufacturing Co.	326	3,870
Standard Motor Products, Inc.	68	2,341
Stoneridge, Inc. (a)	86	969
Tenneco, Inc.	954	49,904
The Goodyear Tire & Rubber Co.	468	10,570
TRW Automotive Holdings Corp. (a)	1,296	131,220

		271,609

AUTOMOBILES — 0.4%
Ford Motor Co.	1,008	14,908

BANKS — 3.9%
Associated Banc-Corp	3,092	53,863
Bank of America Corp.	4,130	70,416
Banner Corp.	44	1,693
First Financial Bankshares, Inc.	188	5,224
National Penn Bancshares, Inc.	1,366	13,264
OFG Bancorp	110	1,648
Pinnacle Financial Partners, Inc.	50	1,805
S&T Bancorp, Inc.	126	2,956

		150,869

BIOTECHNOLOGY — 0.4%
Dendreon Corp.	4,084	5,881
Keryx Biopharmaceuticals, Inc. (a)	598	8,223
Spectrum Pharmaceuticals, Inc. (a)	182	1,481

		15,585

BUILDING PRODUCTS — 0.1%
USG Corp.	152	4,178

CAPITAL MARKETS — 0.3%
Calamos Asset Management, Inc.	286	3,223
GAMCO Investors, Inc.	16	1,132
HFF, Inc. (a)	80	2,316
Pzena Investment Management, Inc.	106	1,012
Virtus Investment Partners, Inc.	12	2,085

		9,768

CHEMICALS — 9.3%
Ashland, Inc.	854	88,901
Axiall Corp.	74	2,650

Security Description	Shares	Value
Ferro Corp.	870	$12,606
Flotek Industries, Inc. (a)	152	3,963
Huntsman Corp.	2,392	62,168
Innospec, Inc.	72	2,585
LyondellBasell Industries NV	82	8,910
Quaker Chemical Corp.	26	1,864
Rentech, Inc. (a)	1,568	2,681
Rockwood Holdings, Inc.	390	29,816
The Dow Chemical Co.	1,802	94,497
The Scotts Miracle-gro Co.	242	13,310
WR Grace & Co. (a)	338	30,738

		354,689

COMMERCIAL SERVICES & SUPPLIES — 0.4%
ACCO Brands Corp. (a)	436	3,008
Rollins, Inc.	420	12,298

		15,306

COMMUNICATIONS EQUIPMENT — 0.7%
Emulex Corp. (a)	298	1,472
Finisar Corp. (a)	710	11,808
JDS Uniphase Corp. (a)	1,044	13,363

		26,643

CONSTRUCTION & ENGINEERING — 0.6%
Granite Construction, Inc.	756	24,048

CONSUMER FINANCE — 0.2%
Encore Capital Group, Inc. (a)	166	7,355

CONTAINERS & PACKAGING — 0.5%
Graphic Packaging Holding Co. (a)	1,662	20,659

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Insight Enterprises, Inc. (a)	120	2,716
Sanmina Corp. (a)	1,062	22,153

		24,869

ENERGY EQUIPMENT & SERVICES — 2.4%
Basic Energy Services, Inc. (a)	426	9,240
Helix Energy Solutions Group, Inc. (a)	750	16,545
Hercules Offshore, Inc. (a)	3,980	8,756
ION Geophysical Corp. (a)	1,242	3,465
Key Energy Services, Inc. (a)	2,102	10,174
Nabors Industries Ltd.	1,426	32,456
Pioneer Energy Services Corp. (a)	114	1,598
TETRA Technologies, Inc. (a)	782	8,461

		90,695

FOOD & STAPLES RETAILING — 0.3%
Rite Aid Corp.	2,342	11,335

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Brookdale Senior Living, Inc.	2,232	71,915

SSgA RISK AWARE PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Gentiva Health Services, Inc. (a)	662	$11,108
Tenet Healthcare Corp. (a)	1,412	83,859

		166,882

HOTELS, RESTAURANTS & LEISURE — 10.9%
Belmond Ltd.	380	4,431
DineEquity, Inc.	136	11,096
Jamba, Inc. (a)	220	3,128
Las Vegas Sands Corp.	2,544	158,262
MGM Resorts International	3,338	76,040
Royal Caribbean Cruises Ltd.	618	41,585
Ruby Tuesday, Inc.	528	3,110
Ruth’s Hospitality Group, Inc.	244	2,694
Wyndham Worldwide Corp.	1,414	114,902

		415,248

HOUSEHOLD DURABLES — 0.9%
Beazer Homes USA, Inc.	306	5,135
Hovnanian Enterprises, Inc. (a)	2,102	7,714
Standard Pacific Corp.	2,672	20,013

		32,862

HOUSEHOLD PRODUCTS — 1.9%
The Procter & Gamble Co.	858	71,849

INSURANCE — 10.5%
American International Group, Inc.	954	51,535
CNO Financial Group, Inc.	410	6,954
Genworth Financial, Inc.	6,320	82,792
Lincoln National Corp.	2,490	133,414
Principal Financial Group, Inc.	1,032	54,149
Protective Life Corp.	274	19,018
The Hartford Financial Services Group, Inc.	1,264	47,084
XL Group PLC	156	5,175

		400,121

INTERNET & CATALOG RETAIL — 1.7%
HSN, Inc.	156	9,574
Liberty Interactive Corp. (a)	1,950	55,614

		65,188

INTERNET SOFTWARE & SERVICES — 0.2%
Dice Holdings, Inc. (a)	530	4,442
Intralinks Holdings, Inc. (a)	174	1,409
Travelzoo, Inc. (a)	86	1,333

		7,184

IT SERVICES — 0.6%
Unisys Corp.	978	22,895

LEISURE PRODUCTS — 0.9%
Brunswick Corp/DE	848	35,735

MACHINERY — 2.6%
Chart Industries, Inc. (a)	156	9,536
Commercial Vehicle Group, Inc. (a)	258	1,594
Meritor, Inc.	442	4,796
NN, Inc.	66	1,764
Oshkosh Corp.	388	17,130

Security Description	Shares	Value
Terex Corp.	310	$9,849
The Greenbrier Cos, Inc.	342	25,096
The Manitowoc Co, Inc.	1,298	30,438

		100,203

MEDIA — 3.0%
Carmike Cinemas, Inc.	202	6,258
Central European Media Enterprises Ltd. (a)	450	1,013
Gray Television, Inc.	244	1,923
Lamar Advertising Co.	1,190	58,607
Live Nation Entertainment, Inc. (a)	470	11,289
Media General, Inc.	90	1,180
Starz (a)	986	32,617
The Mcclatchy Co.	472	1,586

		114,473

METALS & MINING — 0.6%
AK Steel Holding Corp.	604	4,838
Century Aluminum Co.	686	17,815

		22,653

MULTILINE RETAIL — 0.3%
Dillard’s, Inc.	68	7,411
The Bon-ton Stores, Inc.	186	1,555
Tuesday Morning Corp.	220	4,269

		13,235

OIL, GAS & CONSUMABLE FUELS — 5.6%
Alpha Natural Resources, Inc. (a)	734	1,820
Arch Coal, Inc.	652	1,382
Callon Petroleum Co. (a)	620	5,462
Cheniere Energy, Inc. (a)	1,374	109,961
Cobalt International Energy, Inc. (a)	470	6,392
CVR Energy, Inc.	106	4,742
Gulfport Energy Corp. (a)	94	5,020
Kodiak Oil & Gas Corp. (a)	4,638	62,938
Resolute Energy Corp. (a)	500	3,135
Stone Energy Corp. (a)	264	8,279
Warren Resources, Inc. (a)	720	3,816

		212,947

PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	86	5,169
Louisiana-Pacific Corp.	820	11,144

		16,313

PERSONAL PRODUCTS — 0.1%
Revlon, Inc. (a)	88	2,789

PHARMACEUTICALS — 0.0%
TherapeuticsMD, Inc. (a)	220	1,021

REAL ESTATE INVESTMENT TRUSTS — 12.4%
Ashford Hospitality Trust, Inc. REIT	850	8,687
Brandywine Realty Trust REIT	480	6,754
CBL & Associates Properties, Inc. REIT	2,058	36,838
Cedar Realty Trust, Inc. REIT	300	1,770
DDR Corp. REIT	4,164	69,664

SSgA RISK AWARE PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
FelCor Lodging Trust, Inc. REIT	958	$8,967
General Growth Properties, Inc. REIT	6,492	152,887
Host Hotels & Resorts, Inc. REIT	3,802	81,097
LaSalle Hotel Properties REIT	210	7,190
RAIT Financial Trust REIT	770	5,721
Ryman Hospitality Properties, Inc. REIT	134	6,338
Strategic Hotels & Resorts, Inc. REIT	768	8,947
The Macerich Co. REIT	1,226	78,255

		473,115

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
CBRE Group, Inc. (a)	1,174	34,915
Forest City Enterprises, Inc.	878	17,173

		52,088

ROAD & RAIL — 2.2%
Avis Budget Group, Inc.	1,202	65,978
Hertz Global Holdings, Inc. (a)	544	13,812
YRC Worldwide, Inc.	132	2,682

		82,472

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Amkor Technology, Inc. (a)	524	4,407
Diodes, Inc. (a)	70	1,674
Entegris, Inc. (a)	2,064	23,736
Entropic Communications, Inc. (a)	1,714	4,559
Fairchild Semiconductor International, Inc. (a)	1,176	18,263
Integrated Silicon Solution, Inc.	70	962
Photronics, Inc. (a)	230	1,852
RF Micro Devices, Inc. (a)	2,552	29,450
TriQuint Semiconductor, Inc. (a)	996	18,994
Ultra Clean Holdings, Inc. (a)	326	2,918
Ultratech, Inc. (a)	544	12,376
Veeco Instruments, Inc. (a)	358	12,512
Xcerra Corp. (a)	494	4,836

		136,539

SOFTWARE — 0.0%
Epiq Systems, Inc.	98	1,721

SPECIALTY RETAIL — 3.9%
Asbury Automotive Group, Inc.	248	15,976
Lithia Motors, Inc.	126	9,537
Office Depot, Inc. (a)	9,550	49,087
Pacific Sunwear of California, Inc.	648	1,166
Pier 1 Imports, Inc.	2,648	31,485
Select Comfort Corp. (a)	978	20,460
Sonic Automotive, Inc.	720	17,647
Stein Mart, Inc.	284	3,280

		148,638

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Quantum Corp. (a)	1,864	2,162

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Kate Spade & Co.	1,092	28,643

Security Description	Shares	Value
Perry Ellis International, Inc. (a)	72	$1,465
Quiksilver, Inc. (a)	2,210	3,801
Unifi, Inc.	50	1,295

		35,204

THRIFTS & MORTGAGE FINANCE — 2.2%
Flagstar Bancorp, Inc.	90	1,515
MGIC Investment Corp.	5,478	42,783
People’s United Financial, Inc.	1,520	21,994
Radian Group, Inc.	1,252	17,854

		84,146

WIRELESS TELECOMMUNICATION SERVICES — 0.0%
Shenandoah Telecommunications Co.	44	1,092

TOTAL COMMON STOCKS
(Cost $3,953,268)		$3,769,014

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.09% (b) (c) (Cost $50,391)	50,391	$50,391

TOTAL INVESTMENTS — 100.0% (d)
(Cost $4,003,659)		3,819,405

OTHER ASSETS & LIABILITIES — 0.00%		1,889

NET ASSETS — 100.0%		$3,821,294

(a)	Non-income producing security
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2014 (Unaudited)

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations. The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

The following table summarizes the inputs used in valuing the Portfolios’ investments as of September 30, 2014:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$168,114,261	$—	$—	$168,114,261
SSgA Income Allocation Portfolio	106,508,339	—	—	106,508,339
SSgA Global Allocation Portfolio	112,229,471	—	—	112,229,471
Blackstone / GSO Senior Loan Portfolio	36,720,079	601,544,083	—	638,264,162
SSgA Ultra Short Term Bond Portfolio	675,689	17,350,556	—	18,026,245
SSgA MFS Systematic Core Equity Portfolio	2,747,200	—	—	2,747,200
SSgA MFS Systematic Growth Equity Portfolio	2,777,723	—	—	2,777,723
SSgA MFS Systematic Value Equity Portfolio	2,671,286	—	—	2,671,286
SSgA Risk Aware Portfolio	3,819,405	—	—	3,819,405

There were no material transfers between levels for the period ended September 30, 2014.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at September 30, 2014, and for the period then ended are:

SPDR SSgA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	243,141	$13,941,705	$11,239,420	196,311	$206,590	3,701	435,751	$24,301,833	$131,187	$1,396
SPDR DB International Government Inflation-Protected Bond ETF	39,783	2,466,944	5,662,386	92,154	95,416	1,588	130,349	7,655,397	19,217	1,316
SPDR S&P Global Natural Resources ETF	971,968	51,368,509	13,679,574	265,471	1,791,189	34,494	1,202,945	58,595,451	554,533	14,776
SPDR S&P International Energy Sector ETF	114,255	3,376,235	494,747	17,844	29,149	1,113	130,986	3,353,241	30,842	1,714
SPDR S&P Metals & Mining ETF	118,602	5,010,934	700,086	16,567	340,315	8,030	127,139	4,677,444	22,303	(5,376)
The Energy Select Sector SPDR Fund	67,060	6,712,706	815,637	8,385	156,851	1,626	73,819	6,689,478	35,978	11,370
SPDR Dow Jones International Real Estate ETF	418,421	18,510,945	3,094,505	69,964	5,533,674	126,859	361,526	14,970,792	186,763	(67,284)
SPDR Dow Jones REIT ETF	242,545	20,131,235	2,496,523	29,720	3,850,200	45,878	226,387	18,065,682	152,957	31,896
State Street Institutional Liquid Reserves Fund	334,186	334,186	15,914,530	15,914,530	15,931,591	15,931,591	317,125	317,125	95	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

SPDR SSgA Income Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	208,856	$15,996,281	$2,222,141	29,411	$1,296,042	17,009	221,258	$16,581,075	$99,556	$27,100
SPDR Wells Fargo Preferred Stock ETF	118,540	5,174,271	328,145	7,528	16,290	374	125,694	5,468,946	57,544	(787)
The Financial Select Sector SPDR Fund	—	—	2,199,589	94,301	—	—	94,301	2,184,954	9,275	—
The Health Care Select Sector SPDR Fund	34,459	2,096,141	132,895	2,070	143,100	2,306	34,223	2,187,192	7,899	1,446
The Industrial Select Sector SPDR Fund	37,178	2,009,843	—	—	1,944,158	37,178	—	—	—	66,328
The Material Select SPDR Fund	—	—	2,105,540	42,763	2,125,650	42,763	—	—	—	20,110
The Technology Select Sector SPDR Fund	53,943	2,068,714	134,090	3,336	103,236	2,595	54,684	2,182,438	9,502	1,183
SPDR Barclays Convertible Securities ETF	51,996	2,625,798	2,843,891	56,688	38,601	773	107,911	5,357,781	18,324	(127)
SPDR Barclays High Yield Bond ETF	183,915	7,674,773	1,503,943	36,958	2,426,762	59,403	161,470	6,487,865	94,272	26,244
SPDR Barclays Long Term Corporate Bond ETF	348,105	14,133,063	3,207,406	79,108	416,905	10,287	416,926	16,843,810	151,171	(7,742)
SPDR Barclays Long Term Treasury Bond ETF	110,934	7,354,924	373,267	5,579	2,364,609	35,235	81,278	5,497,644	48,732	(62,693)
SPDR Barclays TIPS ETF	64,001	3,669,817	95,937	1,700	3,172,451	56,006	9,695	540,690	27,583	31,527
SPDR EURO STOXX 50 ETF	34,566	1,495,671	249,824	6,209	31,605	772	40,003	1,588,119	31,245	(1,950)
SPDR S&P Emerging Markets Dividend ETF	101,157	4,055,384	2,501,481	62,689	—	—	163,846	5,995,125	73,469	—
SPDR S&P Global Infrastructure 100 ETF	81,481	4,145,753	196,723	3,894	1,024,627	20,586	64,789	3,150,041	64,655	136,969
SPDR S&P International Dividend ETF	118,992	6,104,290	698,643	14,229	—	—	133,221	6,165,468	126,647	—
SPDR STOXX Europe 50 ETF	154,452	6,080,775	668,049	17,754	2,147,437	56,712	115,494	4,244,405	89,210	(32,444)
SPDR Barclays Emerging Markets Local Bond ETF	99,028	3,091,654	1,336,566	43,218	—	—	142,246	4,211,904	—	—
SPDR Barclays International Corporate Bond ETF	55,214	2,087,090	187,745	5,199	—	—	60,413	2,141,641	7,276	—
SPDR Dow Jones International Real Estate ETF	136,457	6,036,858	1,016,733	23,167	2,412	55	159,569	6,607,752	72,191	(25)
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	1,050,239	30,490	1,039,765	30,490	—	—	2,198	(10,474)
SPDR Dow Jones REIT ETF	86,378	7,169,374	1,877,559	22,499	137,488	1,608	107,269	8,560,066	71,865	(431)
State Street Institutional Liquid Reserves Fund	519,279	519,279	5,298,504	5,298,504	5,306,360	5,306,360	511,423	511,423	134	—

SPDR SSgA Global Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	100,138	$19,599,009	$13,220,111	67,235	$29,869	153	167,220	$32,945,685	$93,798	$2
SPDR S&P 500 Growth ETF	21,483	1,954,309	36,246	397	1,988,945	21,880	—	—	—	119,475
SPDR S&P 500 Value ETF	—	—	1,001,342	10,229	987,204	10,225	4	391	2	(13,746)

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

SPDR SSgA Global Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P MidCap 400 ETF Trust	7,604	$1,981,298	$70,698	275	$1,978,565	7,879	—	$—	$5,922	$229,928
The Financial Select Sector SPDR Fund	—	—	2,235,164	95,831	—	—	95,831	2,220,404	9,281	—
The Health Care Select Sector SPDR Fund	32,724	1,990,601	363,746	5,726	14,986	2,369	36,081	2,305,937	8,200	838
The Industrial Select Sector SPDR Fund	35,237	1,904,912	139,374	2,593	1,978,254	37,830	—		—	48,118
The Material Select SPDR Fund	—	—	2,139,726	43,420	2,083,150	41,908	1,512	74,980	348	17,805
The Technology Select Sector SPDR Fund	51,139	1,961,181	358,706	8,987	99,953	2,550	57,576	2,297,858	9,850	934
SPDR Barclays Aggregate Bond ETF	50,949	2,953,004	427,983	7,418	1,058,813	18,342	40,025	2,309,442	16,226	9,322
SPDR Barclays High Yield Bond ETF	47,109	1,965,858	1,188,642	29,186	1,994,132	48,813	27,482	1,104,227	18,517	53,105
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	1,072,229	31,132	1,024,624	30,046	1,086	37,065	2,233	(10,511)
SPDR Barclays Long Term Corporate Bond ETF	146,578	5,951,067	4,459,605	109,932	199,254	4,915	251,595	10,164,438	66,011	—
SPDR Barclays TIPS ETF	60,632	3,476,639	443,760	7,807	2,617,918	46,492	21,947	1,223,984	28,701	1,566
SPDR DB International Government Inflation-Protected Bond ETF	23,868	1,480,055	161,046	2,619	1,540,149	25,581	906	53,210	6,627	10,552
SPDR EURO STOXX 50 ETF	65,373	2,828,690	337,103	8,207	2,398,173	58,118	15,462	613,841	60,054	(33,464)
SPDR Russell/Nomura PRIME Japan ETF	86,174	4,002,782	548,914	11,994	1,577,527	34,548	63,620	2,883,895	17,755	33,705
SPDR S&P Emerging Markets ETF	72,046	4,871,390	1,954,853	27,816	2,008,571	3,022	96,840	6,451,481	40,000	(581)
SPDR S&P Emerging Markets Small Cap ETF	—	—	1,137,450	22,783	9,999	197	22,586	1,083,676	—	(91)
SPDR S&P International Small Cap ETF	84,669	2,990,509	596,776	17,375	39,406	1,130	100,914	3,298,879	11,378	240
SPDR S&P World ex-US ETF	638,099	19,315,257	3,987,924	135,022	259,442	26,108	747,013	21,192,759	357,908	(33,185)
SPDR STOXX Europe 50 ETF	73,112	2,878,419	377,847	9,807	3,039,285	80,431	2,488	91,434	42,916	86,192
SPDR Barclays Emerging Markets Local Bond ETF	—	—	1,109,753	37,479	—	—	37,479	1,109,753	—	—
SPDR Barclays International Corporate Bond ETF	26,163	988,961	205,012	5,631	—	—	31,794	1,127,097	3,587	2,833
SPDR Barclays International Treasury Bond ETF	16,302	990,999	1,140,549	19,518	107,823	16,775	19,045	1,092,612	1,281	39,433
SPDR Dow Jones International Real Estate ETF	120,691	5,339,370	2,768,851	63,091	—	—	183,782	7,610,413	64,889	—
SPDR Dow Jones REIT ETF	76,299	6,332,817	2,712,844	32,471	109,699	1,283	107,487	8,577,462	70,901	(344)
State Street Institutional Liquid Reserves Fund	2,055,704	2,055,704	6,953,822	6,953,822	6,650,978	6,650,978	2,358,548	2,358,548	430	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2014 (Unaudited)

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	39,685,659	$39,685,659	$65,761,276	65,761,267	$68,726,847	68,726,847	36,720,079	$36,720,079	$6,657	$—

SSgA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	518,551	$518,551	$2,101,091	2,101,091	$2,494,748	2,494,748	124,894	$124,894	$60	$—

SSgA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	58,605	$58,605	$14,385	14,385	$47,064	47,064	25,926	$25,926	$6	$—

SSgA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	75,976	$75,976	$11,067	11,067	$64,636	64,636	22,407	$22,407	$8	$—

SSgA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	81,360	$81,360	$16,733	16,733	$75,294	75,294	22,799	$22,799	$6	$—

SSgA Risk Aware Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$50,391	50,391	$—	—	50,391	$50,391	$—	$—

4. Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2014, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$175,458,876	$766,909	$8,111,524	$(7,344,615)
SSgA Income Allocation Portfolio	105,033,887	3,329,646	1,855,194	1,474,452
SSgA Global Allocation Portfolio	109,623,141	3,012,243	405,913	2,606,330
Blackstone / GSO Senior Loan Portfolio	645,575,397	506,981	7,818,216	(7,311,235)
SSgA Ultra Short Term Bond Portfolio	18,017,131	15,111	5,997	9,114
SSgA MFS Systematic Core Equity Portfolio	2,557,147	229,292	39,239	190,053
SSgA MFS Systematic Growth Equity Portfolio	2,573,297	264,634	60,208	204,426
SSgA MFS Systematic Value Equity Portfolio	2,561,937	165,869	56,520	109,349
SSgA Risk Aware Portfolio	4,003,659	14,609	198,863	(184,254)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date: November 25, 2014